Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Capitalized Evaluation	Total
Cost
Balance at January 1, 2020	$242,511	$2,319,388	$83,078	$4,103,005	$96,707	$6,844,689
Additions/transfers	14,737	82,285	61,135	55,971	2,115	216,243
Write-down of assets	—	—	(40,030)	—	—	(40,030)
Other movements/transfers	1,841	22,371	(20,594)	(2,217)	(28)	1,373
Disposals	(402)	(10,297)	(76)	—	(102)	(10,877)
Balance at December 31, 2020	$258,687	$2,413,747	$83,513	$4,156,759	$98,692	$7,011,398

Additions/transfers	$12,204	$80,760	$134,237	$85,607	$3,256	$316,064
Acquisition of QMX Gold Corporation	2,357	1,649	—	78,852	—	82,858
Impairment	—	—	(3,923)	—	—	(3,923)
Write-down of assets	—	(3,520)	—	(3,610)	—	(7,130)
Other movements/transfers	(2,539)	96,476	(104,014)	(870)	—	(10,947)
Assets disposed of in the sale of Tocantinzinho	—	(3,693)	—	(108,282)	(98,595)	(210,570)
Disposals	(1,638)	(10,511)	—	(983)	(16)	(13,148)
Balance at December 31, 2021	$269,071	$2,574,908	$109,813	$4,207,473	$3,337	$7,164,602

Accumulated depreciation
Balance at January 1, 2020	$(58,778)	$(1,024,583)	$—	$(1,670,076)	$—	$(2,753,437)
Depreciation for the year	(13,898)	(132,735)	—	(71,315)	—	(217,948)
Other movements	(125)	(1,985)	—	247	—	(1,863)
Disposals	54	3,880	—	115	—	4,049
Balance at December 31, 2020	$(72,747)	$(1,155,423)	$—	$(1,741,029)	$—	$(2,969,199)

Depreciation for the year	$(8,736)	$(127,795)	$—	$(66,280)	$—	$(202,811)
(Impairment) reversal	—	(10,939)	—	936	—	(10,003)
Other movements	771	8,940	—	1,198	—	10,909
Assets disposed of in the sale of Tocantinzinho	—	2,964	—	—	—	2,964
Disposals	1,121	5,627	—	1	—	6,749
Balance at December 31, 2021	$(79,591)	$(1,276,626)	$—	$(1,805,174)	$—	$(3,161,391)

Carrying amounts
At January 1, 2020	$183,733	$1,294,805	$83,078	$2,432,929	$96,707	$4,091,252
At December 31, 2020	$185,940	$1,258,324	$83,513	$2,415,730	$98,692	$4,042,199
Balance at December 31, 2021	$189,480	$1,298,282	$109,813	$2,402,299	$3,337	$4,003,211

Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values

	2021	2020
Gold price ($/oz)	$1,800 - $1,550	$1,850 - $1,550
Silver price ($/oz)	$24 - $21	$25 - $21
Lead price ($/t)	$2,150 - $2,050	$2,000 - $1,975
Zinc price ($/t)	$2,825 - $2,500	$2,575 - $2,400
Discount rate	6.0% - 6.5%	6.0% - 6.5%